CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 109,069	$ 6,155
Short-term investments	0	16,755
Prepaid expenses	3,533	351
Other current assets	1,601	500
Total current assets	114,203	23,761
Digital assets, at fair value	672,913	0
Property and equipment, net	816	951
Intangible assets, net	361	187
Right-of-use lease assets	4,141	1,786
Other non-current assets	142	1,512
Total assets	792,576	28,197
Current liabilities:
Compensation and benefits payable	357	1,112
Accounts payable and other liabilities	9,186	2,227
Total current liabilities	9,543	3,339
Operating lease liabilities	3,604	1,516
Total liabilities	13,147	4,855
Stockholders' equity:
Additional paid-in capital	1,047,185	0
Accumulated deficit	(268,423)	(49,146)
Total stockholders' equity	779,429	23,342
Total liabilities and stockholders' equity	792,576	28,197
Predecessor Preferred Stock
Stockholders' equity:
Predecessor preferred stock		72,488
Predecessor Class A Common Stock
Stockholders' equity:
Common stock		0
Predecessor Class B Common Stock
Stockholders' equity:
Common stock		$ 0
Class A Common Stock
Stockholders' equity:
Common stock	449
Class B Common Stock
Stockholders' equity:
Common stock	$ 218